SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss before income tax	$ (6,184)	$ (4,939)	$ (4,573)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Income tax / (benefit)
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Loss before income tax	(6,184)	(4,939)	(4,573)
Theoretical tax rate of 27.5%	(1,701)	(1,358)	(1,257)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	335	118	132
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	1,366	1,240	1,125
Income tax / (benefit)